Summary of Significant Accounting Policies (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive items, net
Accumulated other comprehensive items, net	$ (8,660)	$ 20,314
Other Expense (Income), Net:
Foreign currency transaction (gains) losses, net	36,201	10,223	17,352
Debt extinguishment expense, net	43,724	10,628	993
Other, net	(4,723)	(4,789)	(5,302)
Total other expense (income), net	75,202	16,062	13,043
Foreign currency translation adjustments
Accumulated other comprehensive items, net
Accumulated other comprehensive items, net	(9,586)	20,314
Market value adjustments for securities, net of tax
Accumulated other comprehensive items, net
Accumulated other comprehensive items, net	$ 926	$ 0